Income taxes (Components of Deferred Income Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred income tax assets:
Net operating loss carry-forward	$ 939	$ 838
Less: Valuation allowance	(939)	(838)
Deferred income tax assets, net